Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Central Index Key	0000803747
Amendment Flag	false
Document Creation Date	Oct. 25, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012